Restricted Net Assets	9 Months Ended
Sep. 30, 2021
Receivables [Abstract]
Restricted Net Assets
13. Restricted Net Assets
Under PRC laws and regulations, there are restrictions on the Company’s PRC subsidiaries and VIE with respect to transferring certain of their net assets to the Company either in the form of dividends, loans, or advances. Amounts restricted include paid-in capital, statutory reserve of the Company’s PRC subsidiaries and pledged or collateralized accounts receivable and property and equipment of the VIE, totaling approximately
 RMB
361,084
(US$
56,039
) as of September

30, 2021.